Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Ordinary Shares	Subscription receivable	Additional paid in capital	(Accumulated losses) Retained earnings	Accumulated other comprehensive income (loss)	Total
Balance at Mar. 31, 2022		$ 7,000,000	$ 4,000	$ (4,000)	$ 1,284	$ 137,494	$ (105)	$ 138,673
Balance (in Shares) at Mar. 31, 2022	14,000,000		21,000,000
Net income (loss)						819,424		819,424
Dividend declared and paid						(548,383)		(548,383)
Foreign currency translation adjustment							(612)	(612)
Balance at Mar. 31, 2023		7,000,000	$ 4,000	(4,000)	1,284	408,535	(717)	409,102
Balance (in Shares) at Mar. 31, 2023	14,000,000		21,000,000
Net income (loss)						783,438		783,438
Subscription received				4,000				4,000
Foreign currency translation adjustment							1,180	1,180
Balance at Mar. 31, 2024		7,000,000	$ 4,000		1,284	1,191,973	463	1,197,720
Balance (in Shares) at Mar. 31, 2024	14,000,000		21,000,000
Net income (loss)						(1,461,116)		(1,461,116)
Issuance of new shares					6,058,248			6,058,248
Issuance of new shares (in Shares)	2,012,500		2,012,500
Foreign currency translation adjustment							4,616	4,616
Balance at Mar. 31, 2025		$ 7,000,000	$ 4,000		$ 6,059,532	$ (269,143)	$ 5,079	$ 5,799,468
Balance (in Shares) at Mar. 31, 2025	16,012,500		23,012,500